Series F Floating Rate Strategies Series Expense Example - Series F Floating Rate Strategies Series - Series F Floating Rate Strategies Series	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,790